SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL

17. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2023,

●	The Company issued 1,508,255 common shares for the vesting of restricted share units.
●	The Company issued 8,000,000 common shares in a financing for $10,856,166 with share issuance costs of $1,953,032 for net proceeds of $8,903,134.
●	The Company issued 650,729 common shares in an ATM (“At – the - market”) financing for $1,748,946 with share issuance costs of $222,136 for net proceeds of $1,526,810.
●	The Company issued 4,800,000 common shares in a financing for proceeds of $4,858,995 with share issuance costs of $889,623 for net proceeds of $3,969,372. Of the total share issuance costs $793,979 were expensed in other income (expense).

During the year ended December 31, 2022,

●	The Company issued 16,538 common shares for the exercise of warrants for $87,170.
●	The Company issued 12,500 common shares for the exercise of stock options for $26,875.
●	The Company issued 1,072,595 common shares for the vesting of restricted share units.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars

17. SHARE CAPITAL (CONT’D)

As at December 31, 2023, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	5.84	278,332	278,332
November 19, 2019	November 19, 2029	$2.50	5.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	6.33	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	6.33	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	1.51	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	6.90	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	7.10	30,000	30,000
March 8, 2021	March 8, 2026	$13.90	2.19	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	7.33	146,000	97,326
September 9, 2021	September 9, 2026	$4.84	2.69	25,826	17,217
November 9, 2023	November 9, 2033	$0.626	9.87	30,000	10,000
				897,158	819,875

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60
Forfeited	(9,999)	3.77
Issued	30,000	0.63
Outstanding, December 31, 2023	897,158	$4.48

During the year ended December 31, 2023,

●	The Company granted 30,000 options to an advisor to the board. Each option is exercisable at $0.626 per share for 10 years.

No options were granted by the Company for the year ended December 31, 2022

During the year ended December 31, 2023, the Company recorded $151,174 (2022- $502,837) in stock-based compensation in relation to the vesting of stock options. The fair values of stock options granted were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

Year ended December 31,	December 31, 2023	December 31, 2022
Risk free interest rate	4.58%	-
Expected volatility	115.1%	-
Expected life	10	-
Expected dividend yield	0%	-
Exercise price	$0.63	$-

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars

17. SHARE CAPITAL (CONT’D)

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company in its discretion and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

As at December 31, 2023, the Company had the following RSUs outstanding:

Number of RSU’s
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875
Vested	(1,508,255)
Issued	1,685,316
Forfeited	(262,969)
Outstanding, December 31, 2023	1,112,967

During the year ended December 31, 2023, 1,508,255 RSU’s fully vested according to the terms and the Company granted 1,687,014 RSUs to employees and consultants of the Company with each RSU exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months from the grant date. In addition, 264,668 RSU’s were forfeited by employees who have left the Company.

During the year ended December 31, 2022, 1,072,595 RSU’s fully vested according to the terms and the Company granted 1,820,972 RSUs to employees and consultants of the Company with each RSU exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months from the grant date. In addition, 64,334 RSU’s were forfeited by employees who have left the Company.

During the year ended December 31, 2023, the Company recorded share-based payment expense of $1,866,490 (2022: $2,808,187) for RSU’s, based on the fair values of RSU’s granted which are calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the year ended December 31, 2023, the Company issued 1,600,000 warrants for a purchase price of $0.5499USD with an exercise price of $0.0001USD per unit. The Company also issued 6,400,000 warrants at an exercise price $0.6123USD. Being in a currency that is not the Company’s functional currency these warrants are required to be recorded as a financial liability. As a financial liability, the portion of the warrants related to the future exercise price will be revalued at every reporting period to fair market value with the change in fair value being recorded in profit or loss. All of the above warrants have a 5 year term, expiring October 30, 2028 and vest immediately. 320,000 underwriter warrants were issued as part of the transaction with an exercise price of $0.6875USD and a term of 3 years. These warrants were treated as share issue costs.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period. At the date of issue the warrants were valued with a risk free rate of 4.8%, volatility of 115.35%, expected life of 5 years and an expected dividend yield rate of 0%. The broker warrants were valued with a risk free rate of 4.87%, volatility of 138.83%, expected life of 3 years and an expected dividend yield of 0%.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars

17. SHARE CAPITAL (CONT’D)

Warrant Derivative Liability

Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125

Derivative liability balance at	December 31, 2023	December 31, 2022
Warrants	$4,196,125	$-
Contingent consideration	-	57,314
Ending balance	$4,196,125	$57,314

The contingent liability is related to an acquisition on March 22, 2021, whereby 1,200,000 warrants were issued and 900,000 were held in escrow and classified as a contingent liability that were to be released upon completion of certain milestones. The milestones were related to the recognition of revenue on the related acquisition in range of $2,000,000 to $6,000,000 which was not met. The warrants expired on March 25, 2023.

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023	Number of Warrants Outstanding at December 31, 2022	Fair Value at December 31, 2022
February 5, 2021 (1)	US$	3.55	-	$-	1,319,675	$-
March 5, 2021 (2)	US$	3.55	-	-	5,142,324	-
October 30, 2023 (3)	US$	0.6123	6,400,000	3,180,543	-	-
October 30, 2023 (4)	US$	0.0001	1,600,000	1,015,582	-	-
			8,000,000	$4,196,125	6,461,999	$-

1)	The warrants expired on February 5, 2023.
2)	The warrants expired on March 5, 2023.
3)	The warrants expire October 30, 2028.
4)	The warrants have no expiry date.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars

17. SHARE CAPITAL (CONT’D)

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Risk free interest rate	3.84%	4.07%
Expected volatility	113.78%	91.66%-93.48%
Expected life	4.8 years	0.10-0.18 years
Expected dividend yield	0%	0%

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Issued	(481,484)	4.61
Outstanding, December 31, 2022	7,916,797	$5.08
Issued	8,320,000	0.50
Expired	(7,661,999)	5.89
Outstanding December 31, 2023	8,574,798	$0.63

As at December 31, 2023, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
October 30, 2023	October 30, 2026	US$	0.6875	320,000
October 30, 2023	October 30, 2028	US$	0.6123	6,400,000
October 30, 2023	No expiry date	US$	0.0001	1,600,000
				8,574,798

The weighted average remaining contractual life of warrants outstanding as of December 31, 2023, was 4.63 years (December 31, 2022 – 0.47 years).